OTHER LIABILITIES (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Current other liabilities	$ 1,337	$ 3,835	$ 2,850
Noncurrent other liabilities	0	0	845
Total other liabilities	1,337	3,835	3,695
Debt obligations
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Total other liabilities	0	0	370
Unamortized fair value of toll milling contracts
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Total other liabilities	0	0	905
Flow-through share premium obligation
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Total other liabilities	$ 1,337	$ 3,835	$ 2,420